Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of components of pretax income (loss)
The components of income (loss) before income taxes are as follows:

	Year Ended December 31,
	2018	2017	2016
	(In millions)
United States	$(474)	$(593)	$(342)
International	2,850	2,793	1,973
Income before income taxes	$2,376	$2,200	$1,631

Schedule of provision for income taxes
The income tax expense is composed of the following:

	Year Ended December 31,
	2018	2017	2016
	(In millions)
Current:
Federal	$180	$1,522	$44
State and local	32	36	19
Foreign	278	146	115
	$490	$1,704	$178
Deferred:
Federal	$(115)	$(1,304)	$90
State and local	(35)	(3)	(35)
Foreign	(21)	8	(3)
	(171)	(1,299)	52
Income tax expense	$319	$405	$230

Schedule of reconciliation of the difference between the effective income tax rate and the federal statutory rate
The following is a reconciliation of the difference between the effective income tax rate and the federal statutory rate:

	Year Ended December 31,
	2018	2017	2016
Federal statutory rate	21.0%	35.0%	35.0%
State taxes, net of federal benefit	(0.1)%	0.8%	(1.0)%
Foreign income taxed at different rates	(3.1)%	(25.7)%	(23.2)%
Stock-based compensation expense	(4.1)%	(0.8)%	1.6%
Tax credits	(2.1)%	(1.4)%	(1.0)%
Change in valuation allowances	—%	1.4%	0.5%
U.S. tax reform (the Tax Act)	0.9%	8.2%	—%
Other	0.9%	0.9%	2.2%
Effective income tax rate	13.4%	18.4%	14.1%

Schedule of deferred tax assets and liabilities
The following table shows the deferred tax assets and liabilities within our consolidated balance sheets:

		As of December 31,
		2018	2017
	Balance Sheet Location	(In millions)
Total deferred tax assets (non-current)	Other assets	$224	$95
Total deferred tax liabilities (non-current)	Deferred tax liability and other long-term liabilities	(109)	(9)
Total net deferred tax assets (liabilities)		$115	$86

Significant deferred tax assets and liabilities consist of the following:

	As of December 31,
	2018	2017
	(In millions)
Deferred tax assets:
Net operating loss and credit carryforwards	$196	$153
Accruals and allowances	179	118
Partnership investment	9	7
Stock-based compensation	136	124
Net unrealized losses	8	10
Total deferred tax assets	528	412
Valuation allowance	(132)	(93)
Net deferred tax assets	$396	$319
Deferred tax liabilities:
Unremitted foreign earnings	$(35)	$(39)
Fixed assets and other intangibles	(58)	(145)
Acquired intangibles	(167)	(49)
Net unrealized losses (gains)	(21)	—
Total deferred tax liabilities	(281)	(233)
Net deferred tax assets	$115	$86

Schedule of unrecognized tax benefits
The following table reflects changes in unrecognized tax benefits for the periods presented below:

	Year Ended December 31,
	2018	2017	2016
	(In millions)
Gross amounts of unrecognized tax benefits as of the beginning of the period	$424	$312	$267
Increases related to prior period tax positions	120	61	14
Decreases related to prior period tax positions	(6)	(23)	(18)
Increases related to current period tax positions	287	112	51
Settlements	(20)	(35)	(1)
Statute of limitation expirations	(5)	(3)	(1)
Gross amounts of unrecognized tax benefits as of the end of the period	$800	$424	$312